Balance Sheet Components - Schedule of Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Balance Sheet Components [Line Items]
Prepaid insurance	$ 3,272	$ 4,786	$ 34
Other prepaid expense	333	171	279
Total prepaid expenses and other current assets	6,969	9,202	693
Software And Service
Schedule Of Balance Sheet Components [Line Items]
Other assets	3,201	4,144	287
Other Assets
Schedule Of Balance Sheet Components [Line Items]
Other assets	$ 163	$ 101	$ 93